John Hancock
Regional Bank Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 99.2%		$1,002,534,917
(Cost $577,539,623)
Financials 99.2%		1,002,534,917
Banks 94.8%
1st Source Corp.	157,918	6,214,073
Altabancorp	18,406	592,857
American Business Bank (A)	144,317	4,841,835
American River Bankshares	139,590	1,803,503
Ameris Bancorp	363,746	14,226,106
Atlantic Capital Bancshares, Inc. (A)	332,013	5,939,713
Atlantic Union Bankshares Corp.	394,323	12,949,567
Bank of America Corp.	858,343	25,449,870
Bank of Commerce Holdings	318,827	3,229,718
Bank of Marin Bancorp	171,486	6,368,990
Bar Harbor Bankshares	209,204	4,499,978
BayCom Corp. (A)	266,008	3,910,318
Berkshire Hills Bancorp, Inc.	314,095	5,207,695
Bryn Mawr Bank Corp.	282,303	8,773,977
Business First Bancshares, Inc.	158,050	3,208,415
Cadence BanCorp	730,845	13,096,742
California BanCorp (A)	153,765	2,077,365
Cambridge Bancorp	96,950	7,125,825
Camden National Corp.	118,126	4,435,631
Central Valley Community Bancorp	121,717	1,862,270
Citizens Community Bancorp, Inc.	314,070	3,464,192
Citizens Financial Group, Inc.	911,160	33,202,672
City Holding Company	47,008	3,245,902
Civista Bancshares, Inc.	277,888	4,737,990
Coastal Financial Corp. (A)	277,518	5,494,856
Columbia Banking System, Inc.	249,856	9,624,453
Comerica, Inc.	414,263	23,695,844
County Bancorp, Inc.	86,578	1,872,682
Cullen/Frost Bankers, Inc.	154,811	14,279,767
Eagle Bancorp Montana, Inc.	175,456	3,753,004
East West Bancorp, Inc.	262,559	15,737,786
Equity Bancshares, Inc., Class A (A)	241,961	5,342,499
Evans Bancorp, Inc.	125,899	3,741,718
Fifth Third Bancorp	1,145,275	33,132,806
First Business Financial Services, Inc.	196,522	3,785,014
First Community Corp.	215,244	3,656,996
First Financial Bancorp	557,832	10,219,482
First Horizon Corp.	1,044,773	14,511,897
First Merchants Corp.	301,992	11,376,039
First Mid Bancshares, Inc.	95,146	3,222,595
FNB Corp.	1,060,006	10,451,659
German American Bancorp, Inc.	174,289	5,896,197
Glacier Bancorp, Inc.	126,834	5,916,806
Great Southern Bancorp, Inc.	83,731	4,117,053
Great Western Bancorp, Inc.	349,142	8,379,408
Hancock Whitney Corp.	490,451	16,743,997
HBT Financial, Inc.	317,133	4,734,796
Heritage Commerce Corp.	1,072,585	9,417,296
Heritage Financial Corp.	169,274	3,994,866
Horizon Bancorp, Inc.	684,767	10,839,862
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Howard Bancorp, Inc. (A)	335,394	$4,058,267
Huntington Bancshares, Inc.	1,684,684	22,279,946
Independent Bank Corp. (Massachusetts)	74,724	5,610,278
Independent Bank Corp. (Michigan)	236,183	4,336,320
JPMorgan Chase & Co.	218,343	28,094,194
KeyCorp	1,924,709	32,450,594
Level One Bancorp, Inc.	191,504	3,992,858
Live Oak Bancshares, Inc.	182,399	7,274,072
M&T Bank Corp.	185,710	24,601,004
Mackinac Financial Corp.	309,314	3,872,611
Metrocity Bankshares, Inc.	138,772	1,976,113
MidWestOne Financial Group, Inc.	146,094	3,592,451
NBT Bancorp, Inc.	63,003	2,079,729
Nicolet Bankshares, Inc. (A)	104,540	7,086,767
Northrim BanCorp, Inc.	112,567	3,615,652
Old National Bancorp	598,344	10,046,196
Old Second Bancorp, Inc.	602,964	5,921,106
Pacific Premier Bancorp, Inc.	473,037	15,728,480
PacWest Bancorp	324,910	9,809,033
Peoples Bancorp, Inc.	193,063	5,888,422
Pinnacle Financial Partners, Inc.	405,589	27,795,014
Popular, Inc.	77,542	4,400,509
QCR Holdings, Inc.	146,756	5,691,198
Red River Bancshares, Inc.	25,349	1,180,756
Regions Financial Corp.	1,977,207	33,632,291
Renasant Corp.	297,264	10,523,146
SB Financial Group, Inc.	186,073	3,215,341
Shore Bancshares, Inc.	246,684	3,268,563
South State Corp.	50,113	3,494,881
Southern First Bancshares, Inc. (A)	163,364	6,550,896
Stock Yards Bancorp, Inc.	196,118	8,864,534
SVB Financial Group (A)	61,630	26,980,381
Synovus Financial Corp.	473,141	17,600,845
TCF Financial Corp.	409,167	15,900,230
The Community Financial Corp.	143,153	3,407,041
The First Bancorp, Inc.	140,291	3,371,193
The First Bancshares, Inc.	186,376	5,580,097
The PNC Financial Services Group, Inc.	188,834	27,101,456
TriCo Bancshares	304,925	11,373,703
Truist Financial Corp.	615,454	29,529,483
U.S. Bancorp	530,919	22,749,879
Washington Trust Bancorp, Inc.	176,223	7,679,798
Western Alliance Bancorp	352,220	24,014,360
Zions Bancorp NA	623,895	27,538,725
Thrifts and mortgage finance 4.4%
OP Bancorp	391,274	2,969,770
Premier Financial Corp.	571,854	15,874,667
Provident Financial Holdings, Inc.	168,339	2,701,841
Southern Missouri Bancorp, Inc.	202,813	6,216,218
Timberland Bancorp, Inc.	41,662	1,051,966
WSFS Financial Corp.	362,054	15,557,460

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Par value^	Value
Short-term investments 0.3%		$3,142,000
(Cost $3,142,000)
Repurchase agreement 0.3%		3,142,000
Repurchase Agreement with State Street Corp. dated 1-29-21 at 0.000% to be repurchased at $3,142,000 on 2-1-21, collateralized by $3,081,400 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $3,204,845)	3,142,000	3,142,000

Total investments (Cost $580,681,623) 99.5%	$1,005,676,917
Other assets and liabilities, net 0.5%	5,043,660
Total net assets 100.0%	$1,010,720,577

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,002,534,917	$1,002,534,917	—	—
Short-term investments	3,142,000	—	$3,142,000	—
Total investments in securities	$1,005,676,917	$1,002,534,917	$3,142,000	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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